Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Consolidated Statements of Shareholders' Equity
Common Stock, Dividends, Per Share, Declared	$ 0.56	$ 0.47	$ 0.44